Income taxes and deferred taxes	12 Months Ended
Dec. 31, 2021
Financial Debt
Income taxes and deferred taxes

33.    Income taxes and deferred taxes

The major components of income tax expense for the years ended December 31, 2021, 2020 and 2019 are as follows:

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Current tax	(2,984)	(104)	(61)
Deferred tax Income/(Expense)	4	11	(9)
Total Income Tax Expenses	(2,980)	(93)	(70)

The current tax expense mainly relates to (i) income tax paid or payable by certain of the Company’s subsidiaries for an amount of €366,000, and (ii) a liability for uncertain tax positions for an amount of €2.6 million. The latter was recorded following certain public rulings and guidance recently issued by tax authorities in one of the jurisdictions that the Company operates in.

The deferred tax also relates to these two subsidiaries where some payroll accruals are temporary differences in the determination of the taxable income. These temporary differences generate deferred tax income/(expense) of € 4,000  in 2021, € 11,000 in 2020 and €-9,000 in 2019.

The income tax expenses can be reconciled to the Company’s Belgian statutory income tax rate of 25.00% (29.58 % in 2019) as follows:

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Loss for the period before taxes	(24,639)	(12,152)	(8,384)
Company Statutory Income Tax Rate	25.00%	25.00%	29.58%
Income Tax at Company Statutory Tax Rate	6,160	3,038	2,480
Foreign Tax Rate Differential	8	58	38
Unrecognized DTA on tax losses and temporary differences	(5,650)	(2,681)	(2,132)
Non deductible expenses	(555)	(488)	(426)
Share based payments	(317)	—	—
Tax adjustments to the previous period	(57)	—	—
Local income taxes	(2,618)	—	—
Other	49	(20)	(30)
Income Tax at Company Effective Tax Rate	(2,980)	(93)	(70)
Company Effective Income Tax Rate	(12.09)%	(0.77)%	(0.83)%

As mentioned above, the subsidiaries in Israel and the United States are paying income taxes and recognized deferred tax on some temporary differences. The local income taxes in the effective tax rate reconciliation mainly relates to the theoretical tax exposure on R&D costs in the Australian subsidiary.

The Belgian entity and the Australian entity both have historical losses that can be carried forward to future taxable income. The Belgian entity has tax losses for €79.0 million as at December 31, 2021 (2020: €56.3 million, 2019 : €44.1 million). The Australian entity has tax losses for €1.2 million as at December 31, 2021 (2020: €0.8 million, 2019: €0.5 million). Due to the fact that these entities are not expected to generate significant profits in the near future, no deferred tax assets on tax losses carried forward and temporary differences have been recognized at this stage.

Deferred tax assets and liabilities are detailed below by nature of temporary differences for the year ended December 31, 2021 and 2020:

	As at December 31, 2021
(in EUR 000)	Assets	Liabilities	Net
Intangible assets	3,034	(580)	2,454
Right-of-use assets	—	(636)	(636)
Financial debt (Recoverable Cash Advances and derivatives)	1,655	(65)	1,590
Lease liabilities	654	—	654
Retirement benefit obligations	20	—	20
Other current liabilities	—	(41)	(41)
Tax-losses carried forward	20,218	—	20,218
Total gross deferred tax assets/(liabilities)	25,581	(1,322)	24,259
Netting by tax entity	(1,317)	1,317	—
Unrecognized deferred tax assets	(24,218)	—	(24,218)
Total deferred tax assets/(liabilities)	46	(5)	41

	As at December 31, 2020
(in EUR 000)	Assets	Liabilities	Net
Intangible assets	1,395	(202)	1,193
Right-of-use assets	—	(643)	(643)
Other current assets	58	—	58
Financial debt (Recoverable Cash Advances and derivatives)	1,535	(47)	1,488
Lease liabilities	649	—	649
Retirement benefit obligations	9	—	9
Other current liabilities	—	(99)	(99)
Tax-losses carried forward	13,978	—	13,978
Total gross deferred tax assets/(liabilities)	17,624	(991)	16,633
Netting by tax entity	(991)	991	—
Unrecognized deferred tax assets	(16,601)	—	(16,601)
Total deferred tax assets/(liabilities)	32	—	32

The Company accumulates tax losses that are carried forward indefinitely for offset against future taxable profits of the Company. As stated above, the entities accumulating tax losses are not expected to generate significant profits in the near future so no deferred tax assets on tax losses carried forward and temporary differences have been recognized at this stage. The recognized deferred tax assets and liabilities in the consolidated balance sheets of the Company are positions that arise statutory in the subsidiaries in Israel and the United States.